Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Trade payables	$ 781	$ 1,320
Other accounts payable	3,340	2,965
Long-term liabilities		2
Liability in respect of research and development grants	13,156	13,602
Lease liability	775	1,292
Total financial instruments	18,052	19,181
Less than one year [Member]
IfrsStatementLineItems [Line Items]
Trade payables	781	1,320
Other accounts payable	3,340	2,965
Long-term liabilities		1
Liability in respect of research and development grants	388	810
Lease liability	463	572
Total financial instruments	4,972	5,668
1 to 2 years [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Long-term liabilities		1
Liability in respect of research and development grants	713	1,050
Lease liability	299	449
Total financial instruments	1,012	1,500
2 to 3 years [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Long-term liabilities
Liability in respect of research and development grants	893	1,335
Lease liability	13	271
Total financial instruments	906	1,606
3 to 4 years [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Long-term liabilities
Liability in respect of research and development grants	1,261	1,635
Lease liability
Total financial instruments	1,261	1,635
4 to 5 years [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Long-term liabilities
Liability in respect of research and development grants	1,793	1,980
Lease liability
Total financial instruments	1,793	1,980
Greater Than 5 years [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Long-term liabilities
Liability in respect of research and development grants	8,108	6,792
Lease liability
Total financial instruments	$ 8,108	$ 6,792